COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Vessels, rigs and equipment, net	$ 2,809,216	$ 2,654,733
Total assets	3,867,010	3,731,389
Book value of assets with finance lease liabilities	553,000	573,000
Vessels under finance lease, net
Commitments and Contingencies [Line Items]
Book value of assets with finance lease liabilities	553,000	573,000
Asset Pledged as Collateral without Right
Commitments and Contingencies [Line Items]
Vessels, rigs and equipment, net	2,632,000	2,508,000
Investments in sales-type leases	39,000	56,000
Total assets	$ 2,671,000	$ 2,564,000